Financial Instruments and Risk Management (Fair Value for Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Total liabilities	$ (1,938.8)	$ (1,751.9)
Total Assets	6,384.6	5,336.1
Current derivative financial liabilities	128.0	9.1
Non-current derivative financial liabilities	129.1	140.0
Derivative financial assets	2.0	0.0
Derivative financial liabilities	(257.1)	149.1
Gold Forward Contracts
Disclosure of fair value measurement of assets [line items]
Current derivative financial liabilities	0.0
Non-current derivative financial liabilities	128.0
Derivatives | Fuel Options
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		0.1
Derivatives | Fuel Options | Fair value through OCI
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		0.1
Level 2
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	(255.1)	(149.1)
Level 2 | Gold Forward Contracts
Disclosure of fair value measurement of assets [line items]
Total liabilities	(257.0)	(140.0)
Level 2 | Derivatives | Fair value through OCI
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	2.0
Level 2 | Derivatives | Fuel Options | Fair value through OCI
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0.1
Level 2 | Currency Hedging Derivative Instruments | Fair value through OCI
Disclosure of fair value measurement of assets [line items]
Total liabilities		9.0
Level 1
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	58.9	24.0
Level 1 | Trading securities | Fair value through OCI
Disclosure of fair value measurement of assets [line items]
Total Assets	$ 58.9	$ 24.0